Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Detail)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2022 JPY (¥) Property	Sep. 30, 2021 JPY (¥) Property	Sep. 30, 2022 JPY (¥) Property	Sep. 30, 2021 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0	¥ 1	¥ 56	¥ 1
Write-downs of the assets held for sale, number of properties | Property
Write-downs due to decline in estimated future cash flows, amount		145	0	¥ 197	¥ 87
Write-downs due to decline in estimated future cash flows, number of properties | Property
Commercial facilities other than office buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline in estimated future cash flows, amount		¥ 51	¥ 0	¥ 51	¥ 11
Write-downs due to decline in estimated future cash flows, number of properties | Property		2	0	2	1
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0	¥ 1	¥ 0	¥ 1
Write-downs of the assets held for sale, number of properties | Property		0	1		1
Write-downs due to decline in estimated future cash flows, amount				¥ 3	¥ 1
Write-downs due to decline in estimated future cash flows, number of properties | Property				3	1
Others
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]			¥ 56	¥ 0
Write-downs due to decline in estimated future cash flows, amount	[1]	¥ 94	¥ 0	¥ 143	¥ 75

[1]	For “Others,” the number of properties is omitted.